FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments

	Level in	December 31, 2022		December 31, 2021
	Fair Value Hierarchy	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$7,253	$7,253	$62,937	$62,937
Restricted cash	1	34	34	185	185
Cash and investment in severance benefit accounts	1	3,161	3,161	3,687	3,687

Liabilities:
Subordinated term loan(a)	2	41,528	25,503	37,991	28,376
Subordinated debt(a)	2	11,119	7,386	10,577	7,674
Senior term loan(a)	2	40,529	36,680	41,063	43,276
Convertible debt	2	43,928	48,249	41,343	44,494
Long-term debt	2	-	-	-	-
Public Warrants	1	345	345	8,510	8,510
Warrants(b)	3	36	36	1,317	1,317

(a)	As of December 31, 2022 and 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021.
(b)	As of December 31, 2022 and 2021, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2022:

Schedule of assumptions

	Post- Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$1.31	$1.31
Exercise price	$12.50 - $17.50	$11.50
Risk free rate	4.64%	4.02%
Expected volatility	101.10%	58.50%
Dividend yield	0.00%	0.00%

Schedule of assumptions

	December 31, 2022	Issuance Date
Assumptions:
Stock price	$1.31	$9.75
Conversion strike price	$8.00	$12.50
Volatility	94.00%	25.00%
Dividend yield	0.00%	0.00%
Risk free rate	4.32%	0.51%
Debt discount rate	15.10%	12.80%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	50,000	50,000
Contingent put inputs and assumptions:
Probability of fundamental change	33.00%	25.00%

Schedule of warrants

(in thousands)	Warrants	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2022	$36	$3,052	$2,301
Change in fair value	(7)	(2,912)	2,048
Ending balance, March 31, 2023	$29	$140	$4,349

(in thousands)	Warrants	Conversion option derivative	Call and contingent put derivative
Beginning balance, December 31, 2021	$1,317	$1,343	$1,651
Change in fair value	(1,281)	1,709	650
Ending balance, December 31, 2022	$36	$3,052	$2,301

Schedule of Fair Value of Financial Instruments

	Level in	March 31, 2023		December 31, 2022
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$3,282	$3,282	$7,253	$7,253
Restricted cash	1	34	34	34	34
Cash and investment in severance benefit accounts	1	3,102	3,102	3,161	3,161

Liabilities:
Subordinated term loan – related party(a)	2	$42,449	$23,474	$41,528	25,503
Subordinated debt(a)	2	11,256	7,001	11,119	7,386
Senior term loan(a)	2	40,993	35,188	40,529	36,680
Convertible debt	2	45,492	45,880	43,928	48,249
Public Warrants(b)	1	575	575	345	345
Warrants(b)	3	29	29	36	36

(a)	As of March 31, 2023 and December 31, 2022, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the subordinated term loan – related party, subordinated debt and senior term loan were 33.98%, 37.59% and 28.00%, respectively, as of March 31, 2023 and 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022.

(b)	As of March 31, 2023 and December 31, 2022, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s condensed consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants as of March 31, 2023 were as follows:

Schedule of assumptions

	Post- Combination Warrants	Private Placement Warrants
Assumptions:
Stock price	$0.69	$0.69
Exercise price	$12.50-17.50	$11.50
Risk free rate	4.78%	3.66%
Expected volatility	101.1%	84.20%
Dividend yield	0.00%	0.00%

	Year Ended December 31,
	2022	2021
Weighted-average grant date price of our common stock (per share)	$2.21	$3.99
Risk-free interest rate	4%	1.19%
Expected volatility	76%	33.0%
Expected term (in years)	5	5
Expected dividend yield	-%	-%

Schedule of assumptions

	March 31, 2023	December 31, 2022
Assumptions:
Stock price	$0.69	$1.31
Conversion strike price	$8.00	$8.00
Volatility	92.00%	94.00%
Dividend yield	0.00%	0.00%
Risk free rate	4.12%	4.32%
Debt discount rate	28.00%	15.10%
Coupon interest rate	7.00%	7.00%
Face amount (in thousands)	$50,000	$50,000
Contingent put inputs and assumptions:
Probability of fundamental change	50.00%	33.00%